Intangible assets, net - Estimated amortization expense of existing intangible assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Estimated amortization expense of existing intangible assets
For the year ending December 31, 2024	¥ 1,015
2025	1,012
2026	753
2027	603
2028	263
Thereafter	601
Total	¥ 4,247	¥ 5,537